Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliation of effective tax rate of the provision for income taxes
The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
Permanent differences	0.8%	-0.3%
Other credit	2.3%	3.2%
Other	-0.7%	-0.3%
Change in valuation allowance	-23.4%	-23.6%

	0.0%	0.0%

Summary of components of the deferred tax assets and liabilities
The components of deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$33,333	$27,217
Tax credits	4,702	3,964
Section 174 R&D Capitalization	4,274	—
Depreciation and amortization	90	—
Stock-based compensation	666	—
Other reserves and accruals	1,462	1,334

Gross deferred tax assets	44,527	32,515
Deferred tax liabilities:
Depreciation and amortization	—	(24)
Right-of-use assets	(21)	(101)

Gross deferred tax liabilities	(21)	(125)
Valuation allowance	(44,506)	(32,390)

Net deferred tax assets	—	—

Summary of unrecognized tax benefits roll forward
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Gross unrecognized tax benefit at January 1	$1,598	$1,181
Additions for tax provision taken in the current year	405	417

Gross unrecognized tax benefit at December 31	$2,003	$1,598